The Nature of Expenses - Depreciation of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Depreciation, property, plant and equipment	$ 21,004	$ 22,021	$ 19,928
Cost of Revenues
Statement [line items]
Depreciation, property, plant and equipment	6,421	7,174	4,680
Operating Expenses
Statement [line items]
Depreciation, property, plant and equipment	$ 14,583	$ 14,847	$ 15,248